Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000089019 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000089019 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089019 | AssetSecurities on Loan - Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089019 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089019 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000079103 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000079104 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079104 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000080240 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080240 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000102215 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000102215 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102215 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102215 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.50%)
C000102215 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000102215 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000102215 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000102215 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102215 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102215 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102215 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000079102 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000117167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000117167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
C000117167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000117167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000117167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000117167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000117167 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215593 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000215593 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000215593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215593 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215593 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215593 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215593 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000215593 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215593 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080241 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000080241 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080241 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080241 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000080241 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080241 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080241 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000080241 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080241 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080245 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080245 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000080245 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000080245 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080245 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080245 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080245 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080245 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080245 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080245 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080245 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080245 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080245 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000080245 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089022 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000089022 | AssetSecurities on Loan - Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089022 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089022 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089022 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089022 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000089022 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240988 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000240988 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240988 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240988 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240988 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000240988 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240988 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240988 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240988 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240988 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000242819 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000242819 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242819 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000242819 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000242819 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242819 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)
C000242819 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242819 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000242819 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000242819 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000242819 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242819 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229173 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229173 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000229173 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000229173 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000229173 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229173 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229173 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229173 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229173 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229173 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229173 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000229173 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000229173 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000229173 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000239077 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000239077 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000239077 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239077 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000239077 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000145158 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145158 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000145158 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000145158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145158 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)
C000080242 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000080242 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000080244 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080244 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000080244 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000080244 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000080244 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080244 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080244 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080244 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080244 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080244 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080244 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080244 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000080244 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080244 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%